Borrowings - Credit Facilities 3 (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 23, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Line Of Credit Facility [Line Items]
Writte-off debt		$ 1,940	$ 0	$ 0
Outstanding amount		$ 1,187,138	1,216,400
Deutsche Bank AG Filiale Deutschlandgeschäft and Skandinaviska Enskilda Banken AB
Line Of Credit Facility [Line Items]
Line of credit facility issuance date		Nov. 30, 2015
Line of credit facility maximum borrowing capacity		$ 125,000
Number of loan tranches		5
Line of credit facility maturity date		Dec. 31, 2020
Interest rate description		LIBOR plus 295 bps
Loan margin percentage		2.95%
Outstanding amount		$ 39,173	46,846
HSH Nordbank AG $24,000
Line Of Credit Facility [Line Items]
Line of credit facility issuance date		Jun. 30, 2017
Line of credit facility maximum borrowing capacity		$ 24,000
Vessels financed		Two chemical tankers
Repayment installments		17
Repayment frequency		quarterly
Repayment amount		$ 572
Line of credit facility maturity date		Sep. 30, 2021
Interest rate description		LIBOR plus 300 bps
Loan margin percentage		3.00%
Outstanding amount		$ 18,280	20,568
BNP Paribas $44,000
Line Of Credit Facility [Line Items]
Line of credit facility issuance date		Dec. 18, 2015
Line of credit facility maximum borrowing capacity		$ 44,000
Vessels financed		One LR1 product tanker and one MR2 product tanker
Repayment installments		12
Repayment frequency		semi-annual
Repayment amount		$ 2,000
Balloon payment on the last repayment date		$ 20,000
Line of credit facility maturity date		Dec. 31, 2021
Interest rate description		LIBOR plus 230 bps
Loan margin percentage		2.30%
Outstanding amount		$ 28,000	32,000
HCOB $31,800
Line Of Credit Facility [Line Items]
Line of credit facility issuance date		Oct. 31, 2019
Line of credit facility maximum borrowing capacity		$ 31,800
Vessels financed		One VLCC
Repayment installments		4
Repayment frequency		quarterly
Repayment amount		$ 846
Balloon payment on the last repayment date		$ 28,416
Line of credit facility maturity date		Oct. 31, 2020
Interest rate description		LIBOR plus 280 bps
Loan margin percentage		2.80%
Outstanding amount		$ 31,800	0
Deutsche Bank AG Filiale Deutschlandgeschäft
Line Of Credit Facility [Line Items]
Line of credit facility issuance date		Dec. 31, 2019
Line of credit facility maximum borrowing capacity		$ 32,500
Vessels financed		Two MR1s and one LR1
Repayment installments		1
Line of credit facility maturity date		Jun. 30, 2020
Interest rate description		LIBOR plus 400 bps
Loan margin percentage		4.00%
Outstanding amount		$ 32,500	$ 0
Four Tranches | Deutsche Bank AG Filiale Deutschlandgeschäft and Skandinaviska Enskilda Banken AB
Line Of Credit Facility [Line Items]
Number of loan tranches		4
Repayment installments		20
Repayment frequency		quarterly
Fifth Tranche | Deutsche Bank AG Filiale Deutschlandgeschaft and Skandinaviska Enskilda Banken AB
Line Of Credit Facility [Line Items]
Repayment installments		16
Repayment frequency		quarterly
Nave Equinox and Nave Pyxis | Deutsche Bank AG Filiale Deutschlandgeschäft and Skandinaviska Enskilda Banken AB
Line Of Credit Facility [Line Items]
Early repayment of debt	$ 26,770
Writte-off debt		$ 297
Minimum | Four Tranches | Deutsche Bank AG Filiale Deutschlandgeschaft and Skandinaviska Enskilda Banken AB
Line Of Credit Facility [Line Items]
Repayment amount		435
Minimum | Fifth Tranche | Deutsche Bank AG Filiale Deutschlandgeschaft and Skandinaviska Enskilda Banken AB
Line Of Credit Facility [Line Items]
Repayment amount		709
Maximum | Four Tranches | Deutsche Bank AG Filiale Deutschlandgeschaft and Skandinaviska Enskilda Banken AB
Line Of Credit Facility [Line Items]
Repayment amount		1,896
Maximum | Fifth Tranche | Deutsche Bank AG Filiale Deutschlandgeschaft and Skandinaviska Enskilda Banken AB
Line Of Credit Facility [Line Items]
Repayment amount		$ 803